Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Professional fees	$ 77,785	$ 208,345
Liquidated damages– see Note 7		615,253
Payable to former CEO	50,191	256,115
Wages, bonuses and employee benefits	152,990	261,375
Royalties and milestones	716,155	716,155
Other	18,380	7,263
Total	$ 1,015,501	$ 2,064,506